Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information
Entity Registrant Name	Mexus Gold US
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001355677
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		162,292,383
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Mar. 31, 2011
Cash	$ 14,124	$ 109,142
Prepaid and other assets	6,744	5,984
TOTAL CURRENT ASSETS	20,868	115,126
Equipment, net of accumulated depreciation	1,022,603	913,048
TOTAL FIXED ASSETS	1,022,603	913,048
Equipment under construction	479,152	416,415
Mineral properties	605,219	451,569
TOTAL OTHER ASSETS	1,084,371	867,984
TOTAL ASSETS	2,127,842	1,896,158
Accounts payable and accrued liabilities	32,704	53,805
Accounts payable related party	90,475	86,675
Deferred revenue	100,000	0
Advance from Powercom Services Inc.	800,000	800,000
Notes payable	262,500	347,000
Notes payable - related party	86,893	71,893
Loan payable	1,174	1,139
TOTAL CURRENT LIABILITIES	1,373,746	1,360,512
Notes payable, net of current portion	147,000	156,000
Loan payable, net of current portion	37,835	38,142
TOTAL LONG TERM LIABILITIES	184,835	194,142
TOTAL LIABILITIES	1,558,581	1,554,654
Capital stock Authorized 10,000,000 shares of preferred stock, no par value, nil issued and outstanding	0	0
Authorized 500,000,000 shares of common stock, $0.001 par value per share Issued and outstanding 161,899,050 shares of common stock (161,117,595 March 31, 2011)	161,899	161,118
Additional paid in capital	3,637,677	3,464,937
Common stock payable	451,128	155,245
Accumulated deficit	(648,441)	(648,441)
Accumulated deficit during the exploration stage	(3,033,002)	(2,791,355)
TOTAL STOCKHOLDERS' EQUITY	569,261	341,504
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,127,842	$ 1,896,158

CONDENSED CONSOLIDATED BALANCE SHEET PARENTHETICALS (USD $)	Jun. 30, 2011	Mar. 31, 2011
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par or stated value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	161,899,050	16,117,595
Common Stock, shares outstanding	161,899,050	16,117,595

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		21 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenues	$ 5,000	$ 0	$ 26,000
Total revenues	5,000	0	26,000
General and administrative	131,043	146,774	1,294,956
Exploration costs	75,344	41,606	342,988
Stock-based compensation	31,473	86,156	1,390,636
Total expenses	237,860	274,536	3,028,590
Loss from operations	(232,860)	(274,536)	(3,002,590)
Interest expense	(8,787)	(1,735)	(38,808)
Sale of equipment	0	5,535	8,396
Total other income (expense)	(8,787)	3,800	(30,412)
Net loss	$ (241,647)	$ (270,736)	$ (3,033,002)
BASIC LOSS PER COMMON SHARE	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- BASIC	161,771,887	148,247,810

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		21 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Net loss	$ (241,647)	$ (270,736)	$ (3,033,002)
Depreciation and amortization	43,272	2,704	141,505
Gain on sale of equipment	0	(10,535)	(8,396)
Stock-based compensation	31,473	86,156	1,390,636
Stock issued for interest	1,021	0	4,021
Increase in prepaid and other assets	(760)	0	(6,744)
Increase (decrease) in accounts payable and accrued liabilities	(17,301)	734	105,245
Increase in deferred revenue	100,000	0	100,000
NET CASH USED IN OPERATING ACTIVITIES	(83,942)	(127,833)	(1,306,715)
Equipment	(129,827)	(2,850)	(802,224)
Equipment under construction	(57,737)	0	(341,342)
Mineral properties	(25,150)	(650)	(195,969)
Sale of equipment	0	5,535	8,396
NET CASH USED IN INVESTING ACTIVITIES	(212,714)	(3,500)	(1,289,535)
Issuance of notes payable	40,000	35,530	539,500
Repayment of notes payable	(10,500)	0	(10,500)
Advances from related party	15,000	15,549	77,086
Advance from Powercom Services, Inc.	0	0	800,000
Payment on convertible note	(272)	0	(272)
Proceeds from issuance of common stock	0	10,000	911,700
Share subscriptions payable	157,410	75,000	288,155
NET CASH PROVIDED BY FINANCING ACTIVITIES	201,638	136,079	2,605,669
INCREASE (DECREASE) IN CASH	(95,018)	4,746	9,419
CASH, BEGINNING OF PERIOD	109,142	1,022	4,705
CASH, END OF PERIOD	14,124	5,768	14,124
Shares for equipment and mineral property	156,500	63,186	915,548
Shares issued to pay capital lease liability	0	0	50,000
Shares issued and shares payable for loans	123,000	0	123,000
Deferred gain on equipment	0	0	46,000
Stock payable for equipment purchase	0	0	31,500
Loan for equipment	$ 0	$ 0	$ 43,046

ORGANIZATION AND BUSINESS OF COMPANY	3 Months Ended
Jun. 30, 2011
ORGANIZATION AND BUSINESS OF COMPANY
ORGANIZATION AND BUSINESS OF COMPANY

1.        ORGANIZATION AND BUSINESS OF COMPANY

Mexus Gold US (the “Company”) was originally incorporated under the laws of the State of Colorado on June 22, 1990, as U.S.A. Connection, Inc. On October 28, 2005, the Company changed its’ name to Action Fashions, Ltd. On September 18, 2009, the Company changed its’ domicile to Nevada and changed its’ name to Mexus Gold US to better reflect the Company’s new planned principle business operations. The Company has a fiscal year end of March 31.

The Company re-entered the exploration stage as of September 18, 2009, as defined by the Financial Accounting Standard Board (FASB) in FASB ASC 915-10, “Development Stage Entities”. The Company is devoting substantially all of its present efforts to establish a new business and none of its planned principal operations have commenced. All losses accumulated since re-entry into the exploration stage has been considered part of the Company’s exploration stage activities.

The Company is a mining company engaged in the evaluation, acquisition, exploration and advancement of gold, silver and copper projects in the State of Sonora, Mexico and the Western United States, as well as, the salvage of precious metals from identifiable sources.

BASIS OF PREPARATION	3 Months Ended
Jun. 30, 2011
BASIS OF PREPARATION
BASIS OF PREPARATION

1.       BASIS OF PREPARATION

Pursuant to the rules and regulations of the Securities and Exchange Commission for Form 10-Q, the consolidated financial statements, footnote disclosures and other information normally included in consolidated financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The consolidated financial statements contained in this report are unaudited but, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of the consolidated financial statements.  All significant inter-company accounts and transactions have been eliminated in consolidation. The results of operations for any interim period are not necessarily indicative of results for the full year. The consolidated balance sheet at March 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management reviews these estimates and assumptions on an ongoing basis using currently available information. Actual results could differ from those estimates.

Cash and cash equivalents

The Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

Per Share Data

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by Financial Accounting Standards, ASC Topic 260, "Earnings per Share". Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Fair value of financial instruments

The carrying value of cash equivalents and accrued expenses approximates fair value due to the short period of time to maturity.

Stock-based compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 718 which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

ASC 505, "Compensation-Stock Compensation", establishes standards for the accounting for transactions in which an entity exchanges its equity instruments to non employees for goods or services. Under this transition method, stock compensation expense includes compensation expense for all stock-based compensation awards granted on or after January 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of ASC 505.  The Company implemented this standard during the three months ended September 30, 2010.  Common stock issued to non-employees prior to the nine month period ended December 31, 2010 were not accounted for under the provisions of ASC 505.  Currently, the Company is in the process of evaluating the impact in prior periods.

Deferred Revenue

The Company received a cash deposit of  $100,000 during the three months ended June 30, 2011  on an option agreement to explore mining claims in the municipality of Carborca, Sonora, Mexico during the period from July 1, 2011 to July 31, 2011.  The advance payment is recorded as deferred revenue on the consolidated balance sheet at June 30, 2011.

GOING CONCERN	3 Months Ended
Jun. 30, 2011
GOING CONCERN
GOING CONCERN

GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company has a limited operating history and limited funds and has an accumulated deficit of  $648,441 and an accumulated deficit since entry into the exploration stage of  $3,033,002 at June 30, 2011. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The Company is dependent upon outside financing to continue operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. It is management’s plans to raise necessary funds through a private placement of its common stock to satisfy the capital requirements of the Company’s business plan. There is no assurance that the Company will be able to raise necessary funds, or that if it is successful in raising the necessary funds, that the Company will successfully operate its business plan.

The financial statements do not include any adjustments relating to the recoverability and classification of assets and/or liabilities that might be necessary should the Company be unable to continue as a going concern. The continuation as a going concern is dependent upon the ability of the Company to meet our obligations on a timely basis, and, ultimately to attain profitability.

4. RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY	3 Months Ended
Jun. 30, 2011
RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

4.     RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

      There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the first quarter of fiscal 2012, or which are expected to impact future periods that were not already adopted and disclosed in prior periods.

ACCOUNTS PAYABLE - RELATED PARTIES	3 Months Ended
Jun. 30, 2011
ACCOUNTS PAYABLE - RELATED PARTIES
NOTES PAYABLE - RELATED PARTY

4.     ACCOUNTS PAYABLE – RELATED PARTIES

During the three months ended June 30, 2011 and 2010, the Company incurred rent expense payable to Paul D. Thompson, the sole director and officer of the Company, of  $11,400 and  $9,000, respectively.  At June 30, 2011 and 2010,  $50,200 and  $46,400 for this obligation is outstanding.

At June 30, 2011 and March 31, 2011, the Company has an outstanding payable balance for rent due to G.K.’s Gym, Inc. of  $9,600, which is owned by the parents of Philip E. Koehnke, the former majority shareholder of the Company.

At June 30, 2011 and March 31, 2011, the Company has an outstanding obligation of  $24,637 due to Philip E. Koehnke APC, the former majority shareholder of the Company, for legal fees.

At June 30, 2011 and March 31, 2011, the Company has an outstanding obligation of  $6,038 due to Philip E. Koehnke, the former majority shareholder of the Company, related to an asset purchase agreement.

NOTES PAYABLE - RELATED PARTY	3 Months Ended
Jun. 30, 2011
NOTES PAYABLE - RELATED PARTY {1}
NOTES PAYABLE - RELATED PARTY

4.       NOTES PAYABLE – RELATED PARTY

These notes are unsecured, non-interest bearing and due on demand.  These notes were accumulated through a series of cash advances to the Company and are due to Paul D. Thompson, the sole director and officer of the Company.

NOTES PAYABLE	3 Months Ended
Jun. 30, 2011
NOTES PAYABLE
NOTES PAYABLE

4.       NOTES PAYABLE

On April 20, 2011, the Company made an unsecured Loan Agreement with Francis Stadelman in the amount of  $40,000 at eight percent interest and due on demand no later that April 20, 2012 At the option of the holder, the loan may be paid in all or part in cash or common stock of the Company at the closing pricing at the date of election.

Defaulted Senior Notes

On February 16, 2010, the Company made an unsecured Promissory Note Agreement with William McCreary in the amount of  $2,500 at eight percent interest and due on demand or no later than September 1, 2010. The Company has not made the scheduled payments and is in default on this note as of June 30, 2011. The default rate on the note is eight percent.

STOCKHOLDERS' EQUITY (DEFICIT)	3 Months Ended
Jun. 30, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

4.     STOCKHOLDERS’ EQUITY (DEFICIT)

The stockholders’ equity of the Company comprises the following classes of capital stock as of June 30, 2011 and March 31, 2011:

Preferred stock, no par value; 10,000,000 shares authorized, zero shares issued and outstanding at June 30, 2011 and March 31, 2011, respectively.

Common stock, par value of  $0.001 per share; 500,000,000 shares authorized: 161,899,050 and 161,117,595 shares issued and outstanding at June 30, 2011 and March 31, 2011, respectively.

On April 7, 2011, the Company issued 150,000 of common stock to satisfy obligations under share subscription agreements for  $31,500 of cash received and included in share subscription payable in the consolidated financial statements at March 31, 2011.

On April 7, 2011, the Company issued 345,000 shares of common stock to satisfy obligations under share subscription agreements for cash, equipment and services valued at  $69,000 included in share subscription payable in the consolidated financial statements at March 31, 2011.

On May 6, 2011, the Company issued 222,727 shares of common stock to satisfy obligations under share subscription agreements for  $49,000 of cash received and included in share subscription payable in the consolidated financial statements at March 31, 2011.

On May 6, 2011, the Company issued 63,728 shares of common stock to fully pay a promissory note and accrued interest totalling  $24,021.

Common Stock Payable

On April 1, 2011, the Company issued 35,000 shares of common stock payable for equipment valued at  $7,000 ( $0.20 per share).

On April 21, 2011, the Company received  $6,000 in cash in exchange for a common stock payable of 30,000 shares of common stock ( $0.20 per share).

On April 27, 2011, the Company issued 22,727 shares of common stock payable for equipment valued at  $5,000 ( $0.22 per share).

On April 30, 2011, the Company issued 8,375 shares of common stock payable for services valued at  $1,675 ( $0.20 per share).

On May 11, 2011, the Company received  $20,000 in cash in exchange for a common stock payable of 100,000 shares of common stock ( $0.20 per share).

On May 23, 2011, the Company issued 454,545 shares of common stock payable to pay notes payable of  $100,000 ( $0.20 per shares).

On May 23, 2011, the Company issued 20,000 shares of common stock payable for equipment valued at  $4,000 ( $0.20 per share).

On May 25, 2011, the Company received  $12,500 in cash in exchange for a common stock payable of 62,500 shares of common stock ( $0.20 per share).

On May 27, 2011, the Company received  $75,000 in cash in exchange for a common stock payable of 375,000 shares of common stock ( $0.20 per share).

On June 6, 2011, the Company issued 16,506 shares of common stock payable for services valued at  $2,806 ( $0.17 per share).

On June 10, 2011, the Company issued 134,962 shares of common stock payable for services valued at  $26,992 ( $0.20 per share).

On June 16, 2011, the Company received  $5,000 in cash in exchange for a common stock payable of 25,000 shares of common stock ( $0.20 per share).

On June 16, 2011, the Company received  $5,000 in cash in exchange for a common stock payable of 25,000 shares of common stock ( $0.20 per share).

On June 17, 2011, the Company received  $8,000 in cash in exchange for a common stock payable of 40,000 shares of common stock ( $0.20 per share).

On June 19, 2011, the Company issued 60,000 shares of common stock payable for equipment valued at  $12,000 ( $0.20 per share).

On June 27, 2011, the Company issued 350,000 shares of common stock payable for mineral property valued at  $58,500 ( $0.195 per share).

On June 28, 2011, the Company issued 300,000 shares of common stock payable for mineral property valued at  $70,000 ( $0.20 per share).

On June 29, 2011, the Company received  $8,410 in cash in exchange for a common stock payable of 42,050 shares of common stock ( $0.20 per share).

On June 30, 2011, the Company received  $13,500 in cash in exchange for a common stock payable of 67,500 shares of common stock ( $0.20 per share).

On June 30, 2011, the Company received  $4,000 in cash in exchange for a common stock payable of 20,000 shares of common stock ( $0.20 per share).

SUBSEQUENT EVENTS	3 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8.       SUBSEQUENT EVENTS

On July 8, 2011, the Company issued 60,000 shares of common stock for  $12,000 in cash ( $0.20 per share).

On July 20, 2011, the Company issued 333,333 shares of common stock for  $38,000 in cash and  $12,000 in materials (0.15 per share).

On July 21, 2011, the Company entered into an unsecured promissory note agreement with Francis Stadelman in the amount of  $60,000 with interest payable at 8% per annum and due in 90 days.  At the option of the holder, the promissory note may be paid in all or part in cash or common stock of the Company at a fixed price of  $0.15 per share.

On August 8, 2011, Paul Thompson Sr., the sole officer and director of the Company, agreed to convert  $60,000 of accounts payable – related party and notes payable – related party owing to him into shares of common stock of the Company.